Significant Customer Concentrations	Dec. 31, 2020
Notes
Significant Customer Concentrations

Note 14. Significant Customer Concentrations

During the year ended December 31, 2020, the Company had two customers, each over 5% of sales, which accounted for 23% of total sales. No other single customer accounted for over 5% or more of our annual sales.

During the year ended December 31, 2019, the Company had four customers, each over 5% of sales, which accounted for 32% of total sales. No other single customer accounted for over 5% or more of our annual sales.

As of December 31, 2020, accounts receivable, net amounted to only $100,255 and three customers represented 89% of this balance.

As of December 31, 2019, accounts receivable, net amounted to only $85,711 and two customers represented 84% of this balance.